Summary of Significant Accounting Policies - Accounts Receivable and Concentration of Credit Risk (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013 customer	Jun. 30, 2013 customer	Jun. 30, 2012 customer	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Accounting Policies [Abstract]
Reserve for doubtful accounts				$ 0	$ 10,000
Bad debt expense				$ 17,623	$ 14,115
Number of major customers accounting for more than ten percent of accounts receivables (customers)	3	3		2	2
Percentage of accounts receivable accounted for by major customer (percentage)	47.00%	47.00%		46.00%	27.00%
Number of major customers accounting for more than ten percent of revenues (customers)				0
Entity-wide revenue, number of major customer	2	1	1
Concentration risk, percentage	32.00%	12.00%	11.00%